Non-recurring charges - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Sep. 30, 2018
Schedule of Non-recurring Charges [Line Items]
Non-recurring charges		$ 85,057
Employee Severance [Member]
Schedule of Non-recurring Charges [Line Items]
Restructuring charge		30,057
Long Running Legal Dispute [Member]
Schedule of Non-recurring Charges [Line Items]
Non-recurring charges		$ 55,000
Long Running Legal Dispute [Member] | Subsequent Event [Member]
Schedule of Non-recurring Charges [Line Items]
Settlement payments	$ 50,000